PREPAID EXPENSES AND OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES AND OTHER ASSETS
Prepaid expenses and other assets	$ 119.7	$ 193.0
Vehicle parts, supplies and inventory	60.9	107.7
Prepaid expenses and other assets	$ 180.6	$ 300.7